Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM S&P 500 Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM S&P 500 Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
PGIM S&P 500 Buffer 12 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM S&P 500 Buffer 12 ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM S&P 500 Buffer 20 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.20%
PGIM S&P 500 Buffer 20 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 20 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
PGIM S&P 500 Buffer 20 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM S&P 500 Buffer 12 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 12 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
PGIM S&P 500 Buffer 12 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
PGIM S&P 500 Buffer 20 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 20 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
PGIM S&P 500 Buffer 20 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM S&P 500 Buffer 12 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
PGIM S&P 500 Buffer 12 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
PGIM S&P 500 Buffer 20 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 20 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
PGIM S&P 500 Buffer 20 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - April | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM S&P 500 Buffer 12 ETF - April | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM S&P 500 Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.40%
PGIM S&P 500 Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
PGIM S&P 500 Buffer 20 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
PGIM S&P 500 Buffer 20 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
PGIM S&P 500 Buffer 20 ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM S&P 500 Buffer 20 ETF - April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM S&P 500 Buffer 12 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.60%
PGIM S&P 500 Buffer 12 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
PGIM S&P 500 Buffer 12 ETF - May | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - May | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.80%
PGIM S&P 500 Buffer 20 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
PGIM S&P 500 Buffer 20 ETF - May | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - May | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
PGIM S&P 500 Buffer 12 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
PGIM S&P 500 Buffer 12 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - June | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.40%
PGIM S&P 500 Buffer 20 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
PGIM S&P 500 Buffer 20 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - June | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
PGIM S&P 500 Buffer 12 ETF – July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF – July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
PGIM S&P 500 Buffer 12 ETF – July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM S&P 500 Buffer 12 ETF – July | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM S&P 500 Buffer 20 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
PGIM S&P 500 Buffer 20 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 20 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
PGIM S&P 500 Buffer 20 ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM S&P 500 Buffer 20 ETF - July | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM S&P 500 Buffer 12 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
PGIM S&P 500 Buffer 12 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
PGIM S&P 500 Buffer 12 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM S&P 500 Buffer 20 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
PGIM S&P 500 Buffer 20 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM S&P 500 Buffer 12 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Buffer 12 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
PGIM S&P 500 Buffer 12 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM S&P 500 Buffer 20 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 20 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
PGIM S&P 500 Buffer 20 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM S&P 500 Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM S&P 500 Buffer 12 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
PGIM S&P 500 Buffer 20 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
PGIM S&P 500 Buffer 20 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM S&P 500 Buffer 20 ETF - October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM S&P 500 Buffer 12 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - November | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM S&P 500 Buffer 12 ETF - November | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Buffer 12 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
PGIM S&P 500 Buffer 12 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM S&P 500 Buffer 12 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
PGIM S&P 500 Buffer 20 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM S&P 500 Buffer 20 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
PGIM S&P 500 Buffer 20 ETF - November | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM S&P 500 Buffer 20 ETF - November | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM S&P 500 Buffer 12 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM S&P 500 Buffer 12 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 12 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
PGIM S&P 500 Buffer 12 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM S&P 500 Buffer 20 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Buffer 20 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
PGIM S&P 500 Buffer 20 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered S&P 500 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Laddered S&P 500 Buffer 12 ETF | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Laddered S&P 500 Buffer 12 ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM LADDERED S&P 500 BUFFER 20 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM LADDERED S&P 500 BUFFER 20 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM LADDERED S&P 500 BUFFER 20 ETF | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PGIM LADDERED S&P 500 BUFFER 20 ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
PGIM LADDERED S&P 500 BUFFER 20 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Nasdaq-100 Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.40%
PGIM Nasdaq-100 Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
PGIM Nasdaq-100 Buffer 12 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.10%
PGIM Nasdaq-100 Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.90%)
PGIM Nasdaq-100 Buffer 12 ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM NASDAQ-100 BUFFER 12 ETF - JULY
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM NASDAQ-100 BUFFER 12 ETF - JULY | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
PGIM NASDAQ-100 BUFFER 12 ETF - JULY | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM NASDAQ-100 BUFFER 12 ETF - JULY | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
PGIM NASDAQ-100 BUFFER 12 ETF - JULY | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM NASDAQ-100 BUFFER 12 ETF - JULY | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
PGIM Nasdaq-100 Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Nasdaq-100 Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
PGIM Nasdaq-100 Buffer 12 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Nasdaq-100 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM S&P 500 Max Buffer ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
PGIM S&P 500 Max Buffer ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM S&P 500 Max Buffer ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
PGIM S&P 500 Max Buffer ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.30%
PGIM S&P 500 Max Buffer ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Max Buffer ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
PGIM S&P 500 Max Buffer ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.50%
PGIM S&P 500 Max Buffer ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Max Buffer ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
PGIM S&P 500 Max Buffer ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.50%
PGIM S&P 500 Max Buffer ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM S&P 500 Max Buffer ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
PGIM S&P 500 Max Buffer ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 MAX BUFFER ETF - MAY
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - MAY | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.00%
PGIM S&P 500 MAX BUFFER ETF - MAY | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 MAX BUFFER ETF - MAY | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.90%)
PGIM S&P 500 MAX BUFFER ETF - MAY | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - MAY | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 MAX BUFFER ETF - JUNE
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - JUNE | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - JUNE | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
PGIM S&P 500 MAX BUFFER ETF - JUNE | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM S&P 500 MAX BUFFER ETF - JUNE | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
PGIM S&P 500 MAX BUFFER ETF - JUNE | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 MAX BUFFER ETF - JULY
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - JULY | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.70%
PGIM S&P 500 MAX BUFFER ETF - JULY | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM S&P 500 MAX BUFFER ETF - JULY | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
PGIM S&P 500 MAX BUFFER ETF - JULY | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - JULY | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
PGIM S&P 500 Max Buffer ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM S&P 500 Max Buffer ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
PGIM S&P 500 Max Buffer ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - August | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM S&P 500 Max Buffer ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM S&P 500 Max Buffer ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
PGIM S&P 500 Max Buffer ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - September | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 MAX BUFFER ETF - OCTOBER
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - OCTOBER | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PGIM S&P 500 MAX BUFFER ETF - OCTOBER | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM S&P 500 MAX BUFFER ETF - OCTOBER | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
PGIM S&P 500 MAX BUFFER ETF - OCTOBER | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 MAX BUFFER ETF - OCTOBER | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM S&P 500 Max Buffer ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM S&P 500 Max Buffer ETF - November | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.10%
PGIM S&P 500 Max Buffer ETF - November | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(97.10%)

[1]	Less than 0.05%